Equity Options and Warrants - Additional Information (Detail) (USD $)	1 Months Ended						3 Months Ended			4 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	May 15, 2012	Apr. 30, 2012	Mar. 12, 2012	Jan. 31, 2012	Sep. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Apr. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Subsequent Event	Nov. 30, 2012 Ordinary Shares Granted To Non-Executive Directors	Jan. 31, 2013 Employees and Consultants Subsequent Event	May 04, 2012 Unvested Stock Options	Sep. 30, 2012 Consultant Warrants	Dec. 31, 2012 Consultant Warrants	Sep. 30, 2012 First Anniversary Of Grant Date	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2012 Warrant	Dec. 31, 2011 Warrant	Dec. 31, 2010 Warrant	Dec. 31, 2009 Warrant	Sep. 30, 2012 Original Amount	Sep. 30, 2012 Current	Dec. 31, 2012 Two Thousand Twelve Omnibus Equity Incentive Plan Oryon Technologies LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of exercise of vested options after participants termination												3 months
Period of exercise of vested options after participants death or disability												12 months
Equity intensive plan conversion shares																															8
Number of shares exercisable for options	500,000					400,000	500,000				500,000	3,529,771	400,000	2,363,104	2,803,104		266,667	423,796													345,388
Issuance of options to purchase																															2,763,104
Lowest common stock price per share																															$ 0.13
Highest common stock price per share																															$ 0.63
Exercise prices	$ 0.745												$ 0.125				$ 0.395	$ 0.3425
Annual vesting percentage													25.00%
Unvested options outstanding																			400,000
Percentage of immediately vested shares	50.00%																100.00%	100.00%
Percentage of vested on the first anniversary																						50.00%
Grant date fair market value of option grant	$ 114,534						$ 77,838										$ 33,765	$ 63,100
Number of shares granted for options																3,953,567
Weighted average granted exercise prices																$ 0.282
Number of shares vested for options																3,359,771
Weighted average vested exercise prices																$ 0.261
Number of shares unvested for options																593,796
Weighted average unvested exercise prices																$ 0.402
Stock-based compensation expense												192,780		20,896									159,014	20,896
Unrecognized share based compensation												46,143		33,710
Weighted average grant date fair value, granted												$ 0.1485														$ 0.008	$ 0.010	$ 0.009
Aggregate intrinsic value												499,238
Number of shares issuable related to subscription	1,000,000	2,200,000	1,550,000		800,000		1,000,000				1,000,000
Number of warrants issuable related to subscription	1,000,000	2,200,000	1,550,000	400,000	800,000	650,000	1,000,000	400,000	400,000	400,000	1,000,000		650,000							133,335	133,335
Common stock exercise price	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50		$ 0.50	$ 0.50	$ 0.50		$ 0.50								$ 0.50						$ 0.3125	$ 0.3125	$ 0.3750
Investment warrants term of warrants	5 years	5 years		5 years	5 years	5 years		5 years	5 years	5 years		5 years								5 years
Number of warrants to purchase shares												4,133,335
Fair Value of Warrants											561,194
Proceeds related to warrant												2,000,000
Warrant exercise price																													$ 0.75	$ 0.50
Change in fair market value of Series A warrants											535,367	(535,367)
Shares issued if warrant exercised												8,013,440		8,013,440
Additional warrants issued												107,672		107,672
Total warrants outstanding												8,121,112		8,121,112
Warrants issued																										310,000	7,768,440	42,672
Issuance of non cash warrants other than convertible notes related												32,565		99											0	2,812
Non cash interest expense on warrants related to convertible notes												$ 12,893		$ 18,255											$ 12,893	$ 18,255